ALLIANCEBERNSTEIN POOLING PORTFOLIOS
                             -AllianceBernstein U.S. Large Cap Growth Portfolio -AllianceBernstein Small-Mid Cap Growth Portfolio
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Supplement dated March 24, 2006 to the Prospectus dated December 30, 2005 (as amended February 14, 2006) of the AllianceBernstein Pooling Portfolios that offers shares of AllianceBernstein U.S. Large Cap Growth Portfolio and AllianceBernstein Small-Mid Cap Growth Portfolio.

The following information replaces certain information in the Portfolios' Prospectus under the heading "Management of the Portfolios - Portfolio Managers."

The management of, and investment decisions for, each of the other Portfolios' portfolios are made by certain Investment Policy Groups or Investment Teams, the members of which are jointly and primarily responsible for the day-to-day management of each Portfolio's portfolio. No one person is principally responsible for making recommendations for each Portfolio's portfolio. Each Investment Policy Group or Investment Team relies heavily on the fundamental analysis and research of the Adviser's large internal research staff.

The following table lists the senior most members of each Investment Policy Group or Investment Team, the year that each person assumed joint and primary responsibility for the AllianceBernstein U.S. Large Cap Growth Portfolio or the AllianceBernstein Small-Mid Cap Growth Portfolio, and each person's principal occupation during the past five years:


Portfolio and                                                                  Principal Occupation During
Responsible Group                 Employee; Year; Title                        The Past Five (5) Years
-----------------                 ---------------------                        -----------------------
AllianceBernstein U.S. Large      James G. Reilly; since inception;            Executive Vice President of the Adviser with which
  Cap Growth Portfolio            Executive Vice President of the Adviser      he has been associated since prior to 2001.  Mr.
                                                                               Reilly has been a member of the U.S. Large Cap
                                                                               Growth Team since 1988.

U.S. Large Cap Growth             David P. Handke, Jr.; since inception;       Senior Vice President of the Adviser with which he
 Investment Team                  Senior Vice President of the Adviser         has been associated since prior to 2001.  Mr.
                                                                               Handke has been a member of the U.S. Large Cap
                                                                               Growth Team since 1984.

                                  Scott Wallace; since inception; Senior       Senior Vice President of the Adviser with which he
                                  Vice President of the Adviser                has been associated since prior to 2001.  Mr.
                                                                               Wallace has been a member of the U.S. Large Cap
                                                                               Growth Team since 2001.

                                  Michael J. Reilly; since 2006; Senior        Senior Vice President of the Adviser with which he
                                  Vice President of the Adviser                has been associated since prior to 2001.  Mr.
                                                                               Reilly has been a member of the U.S. Large Cap
                                                                               Growth Team since 1992.

                                  Syed J. Hasnain; since 2006; Senior          Senior Vice President of the Adviser with which he
                                  Vice President of the Adviser                has been associated since prior to 2001.  Mr.
                                                                               Hasnain has been a member of the U.S. Large Cap
                                                                               Growth Team since 1994.

AllianceBernstein Small-Mid       Bruce K. Aronow; since inception;            Senior Vice President of the Adviser, with which
  Cap Growth Portfolio            Senior Vice President of the Adviser         he has been associated since prior to 2001.

Small Cap Growth Investment       Kumar Kirpalani; since inception; Vice       Vice President of the Adviser, with which he has
  Team                            President of the Adviser                     been associated since prior to 2001.

                                  Samantha Lau; since inception; Senior        Senior Vice President of the Adviser, with which
                                  Vice President of the Adviser                she has been associated since prior to 2001.

                                  Wen-Tse Tseng; since 2006; Vice President    Vice President of the Adviser, with which he has
                                  of the Adviser                               been associated since March 2006.  Prior thereto,
                                                                               he was the healthcare-sector portfolio manager for
                                                                               the small-cap growth team at William D. Witter
                                                                               since 2003.  He also worked at Weiss, Peck &
                                                                               Greer, managing the health care sector with the
                                                                               same team with which he worked at William D.
                                                                               Witter, from April 2002 to August 2003.  Prior
                                                                               thereto, he was a senior healthcare analyst at JP
                                                                               Morgan Fleming Asset Management since prior to
                                                                               2001.

This Supplement should be read in conjunction with the Prospectus for the Portfolios.

You should retain this Supplement with your Prospectus for future reference.